Income Taxes - Schedule of Loss Before Provision for Income Taxes (Details) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic			$ (1,105,947)	$ (2,287,692)
Loss before provision for income taxes	$ (1,367,991)	$ (364,820)	$ (1,105,947)	$ (2,287,692)